Retirement benefit obligations - Analysis of fair value of plan assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Retirement benefit obligations
Equity instruments	$ 4	$ 4
Debt instruments- unquoted	20	18
Property	1	1
Other	22	20
Total plan assets	47	43
Cumulative actuarial gain recognised	44	43
Remeasurement gain (loss) recognised	$ 1	$ 0